UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Value Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	27.60%
Industrial	17.55
Financial	13.84
Consumer, Cyclical	11.02
Technology	9.39
Basic Materials	9.16
Communications	3.46
Government Money Market Mutual Funds	2.30
Energy	1.94
Utilities	0.92
Diversified	0.31
Short Term Investments	2.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,090.80	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
Investor Class
Actual	$1,000.00	$1,088.90	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.36
Class L
Actual	$1,000.00	$1,086.40	$6.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.61
* Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Institutional Class, 1.07% for the Investor Class and 1.32% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 9.19%
63,315	Agnico Eagle Mines Ltd	$ 3,828,729
185,000	Anglo American PLC	7,360,631
23,500	Arkema SA	2,953,570
91,700	BHP Group Ltd	3,336,080
230,500	BlueScope Steel Ltd	3,787,522
80,800	Boliden AB	3,109,145
22,973	Croda International PLC(a)	2,342,473
61,800	Evonik Industries AG	2,074,832
358,000	Fortescue Metals Group Ltd	6,253,886
83,700	Franco-Nevada Corp	12,146,493
4,125	Givaudan SA	19,202,752
36,900	Kaneka Corp	1,488,797
95,500	Kansai Paint Co Ltd	2,437,735
710,000	Kingboard Holdings Ltd	3,936,458
73,300	Mineral Resources Ltd	2,944,174
196,100	Mitsubishi Chemical Holdings Corp	1,649,985
162,500	Mitsubishi Gas Chemical Co Inc	3,443,354
120,900	Mitsui Chemicals Inc	4,179,247
47,700	Nippon Soda Co Ltd	1,381,966
123,494	Novozymes A/S Class B	9,317,578
63,800	Rio Tinto Ltd	6,048,604
651,900	St Barbara Ltd	834,018
49,194	Symrise AG	6,855,504
62,000	Tokuyama Corp	1,263,035
62,142	Wheaton Precious Metals Corp	2,739,141
36,100	Yara International ASA	1,902,266
		116,817,975
Communications — 3.47%
1,412,200	BT Group PLC(b)	3,794,091
116,600	Deutsche Telekom AG	2,466,085
70,500	Freenet AG(b)	1,666,882
291,500	KDDI Corp	9,081,883
348,200	Nippon Telegraph & Telephone Corp	9,103,755
401,000	Orange SA	4,576,517
296,000	Telefonica SA	1,381,570
48,500	Telenet Group Holding NV(a)	1,827,042
302,800	Television Francaise 1	3,065,952
36,300	United Internet AG	1,484,560
12,609	Wix.com Ltd(b)	3,660,141
19,920	Wolters Kluwer NV(b)	2,002,231
		44,110,709
Consumer, Cyclical — 10.23%
8,743	adidas AG	3,262,512
258,400	Barratt Developments PLC	2,487,333
39,800	Bayerische Motoren Werke AG	4,219,409
43,600	Bellway PLC	1,952,729
160,600	Betsson AB Class B	1,309,856
42,079	Cie Financiere Richemont SA	5,101,179
Shares		Fair Value
Consumer, Cyclical — (continued)
41,106	Cie Generale des Etablissements Michelin SCA	$ 6,560,312
67,525	Compass Group PLC(b)	1,422,142
58,800	Daimler AG	5,254,276
87,700	Daiwa House Industry Co Ltd	2,637,007
181,000	Daiwabo Holdings Co Ltd(b)	3,106,569
89,000	Deutsche Lufthansa AG(a)(b)	1,000,859
929,000	Dixons Carphone PLC(b)	1,671,894
100,600	EDION Corp(b)	984,381
2,827	Faurecia SE	138,976
132,100	Finnair OYJ(a)(b)	108,981
606,476	Harvey Norman Holdings Ltd	2,494,440
108,200	Haseko Corp(b)	1,483,332
131,500	Honda Motor Co Ltd	4,229,466
440,100	International Consolidated Airlines Group SA(b)	910,787
198,100	Isuzu Motors Ltd	2,628,719
233,700	ITOCHU Corp	6,743,344
56,500	Japan Airlines Co Ltd(b)	1,223,410
43,700	Jardine Cycle & Carriage Ltd	695,618
38,900	Kaufman & Broad SA	1,851,873
216,300	Kindred Group PLC	3,393,409
1,038,600	Kingfisher PLC	5,240,468
86,100	Kohnan Shoji Co Ltd(b)	2,970,194
62,600	K's Holdings Corp	719,418
4,391	LVMH Moet Hennessy Louis Vuitton SE	3,454,203
248,400	Marubeni Corp	2,163,180
94,900	Mitsubishi Corp	2,592,312
94,100	Okamura Corp	1,275,403
338,300	Pirelli & C SpA(a)(c)	1,967,232
53,800	Porsche Automobil Holding SE	5,775,460
438,200	Qantas Airways Ltd(b)	1,529,753
366,571	Redrow PLC	3,108,512
40,069	Ryanair Holdings PLC Sponsored ADR(b)	4,335,867
166,012	Stellantis NV	3,257,467
202,900	Super Retail Group Ltd	1,961,935
156,700	Teijin Ltd	2,392,284
52,900	Tokmanni Group Corp	1,462,771
64,300	Toyota Boshoku Corp	1,334,629
338,100	Volvo AB Class B(a)	8,148,016
101,200	Yamaha Motor Co Ltd	2,748,812
113,500	Yokohama Rubber Co Ltd(a)	2,437,744
627,500	Yue Yuen Industrial Holdings Ltd(b)	1,546,793
21,899	Zalando SE(b)(c)	2,648,457
		129,943,723
Consumer, Non-Cyclical — 26.62%
47,000	Adecco Group AG	3,197,964
79,680	Amadeus IT Group SA(b)	5,617,159
52,700	Arcs Co Ltd(b)	1,147,168
245,700	Astellas Pharma Inc	4,281,731
368,700	Babcock International Group PLC(b)	1,479,307

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
59,100	Bayer AG	$ 3,592,990
204,600	British American Tobacco PLC	7,942,285
12,474	Bruker Corp	947,775
148,200	Carrefour SA	2,916,483
125	Chocoladefabriken Lindt & Spruengli AG	1,243,583
109,802	Colgate-Palmolive Co	8,932,393
76,062	Danone SA	5,351,326
279,540	Diageo PLC	13,395,986
27,596	EssilorLuxottica SA	5,097,886
182,142	Experian PLC	7,029,818
59,400	Ezaki Glico Co Ltd(b)	2,213,617
56,900	Fresenius SE & Co KGaA	2,969,599
606,700	GlaxoSmithKline PLC	11,925,477
68,593	Heineken NV(a)	8,327,134
141,400	Imperial Brands PLC	3,047,988
593,400	Inghams Group Ltd	1,770,266
71,893	Intertek Group PLC	5,500,288
31,100	Ipsen SA	3,236,170
112,200	Ito En Ltd	6,659,056
883,000	J Sainsbury PLC	3,322,275
144,800	Kao Corp(a)	8,928,379
31,974	Kerry Group PLC Class A	4,470,293
74,200	Kobayashi Pharmaceutical Co Ltd(a)	6,344,445
249,600	Koninklijke Ahold Delhaize NV	7,432,963
8,900	Kose Corp	1,398,164
258,480	Leroy Seafood Group ASA(a)	2,265,958
79,800	Lion Corp	1,352,661
35,953	L'Oreal SA	16,056,353
73,600	Medipal Holdings Corp	1,407,125
78,700	Megmilk Snow Brand Co Ltd(b)	1,497,977
716,900	Metcash Ltd(a)	2,149,813
211,027	Nestle SA	26,303,900
141,900	Nihon Kohden Corp	4,049,587
19,800	Nissin Foods Holdings Co Ltd	1,425,739
89,300	Novartis AG	8,146,534
70,911	Pernod Ricard SA	15,760,808
82,400	Prima Meat Packers Ltd(b)	2,228,657
46,200	Randstad NV	3,541,696
131,471	Reckitt Benckiser Group PLC	11,613,659
42,500	Roche Holding AG	16,015,621
163,500	Rohto Pharmaceutical Co Ltd	4,394,644
106,200	Sanofi	11,157,623
326,400	Santen Pharmaceutical Co Ltd	4,504,854
196,800	Scandinavian Tobacco Group A/S(c)	4,020,941
80,200	Secom Co Ltd	6,112,891
102,000	Securitas AB Class B	1,611,287
2,911	SGS SA	8,987,611
27,900	Societe BIC SA	1,940,382
42,300	Sohgo Security Services Co Ltd	1,927,220
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
87,700	Swedish Orphan Biovitrum AB(b)	$ 1,599,138
378,300	Tate & Lyle PLC	3,868,160
120,000	Terumo Corp	4,860,298
977,100	Tesco PLC	3,017,759
137,400	Toyo Suisan Kaisha Ltd	5,295,744
34,700	UCB SA	3,634,180
1,986,000	United Laboratories International Holdings Ltd	1,629,947
3,724,000	WH Group Ltd(c)	3,342,672
804,841	Wm Morrison Supermarkets PLC	2,745,484
		338,186,891
Diversified — 0.31%
505,000	CK Hutchison Holdings Ltd	3,931,329
Energy — 1.95%
1,741,000	Beach Energy Ltd	1,618,281
36,187	Core Laboratories NV	1,409,484
78,000	OMV AG	4,451,256
220,997	Petrofac Ltd(a)(b)	336,866
394,400	Repsol SA(a)	4,954,677
256,600	Royal Dutch Shell PLC Class B	4,980,604
139,900	TotalEnergies SE	6,337,707
351,700	Z Energy Ltd	673,588
		24,762,463
Financial — 13.90%
248,600	3i Group PLC	4,032,771
66,000	Aareal Bank AG	1,524,780
160,100	ABN AMRO Bank NV(b)(c)	1,939,985
388,300	Aegon NV(a)	1,614,981
20,500	Allianz SE	5,115,906
75,900	ASR Nederland NV	2,938,955
126,400	Australia & New Zealand Banking Group Ltd	2,668,044
417,300	Aviva PLC	2,342,123
151,800	AXA SA	3,854,549
17,700	Baloise Holding AG	2,763,637
553,800	Banco Bilbao Vizcaya Argentaria SA	3,435,206
921,078	Banco Santander SA(b)	3,523,165
174,300	Bank Leumi Le-Israel BM(b)	1,324,458
395,800	Bank of Ireland Group PLC(b)	2,123,913
78,400	BNP Paribas SA	4,920,345
203,000	Chiba Bank Ltd(b)	1,226,931
118,300	CNP Assurances	2,016,233
233,700	Credit Agricole SA(a)	3,276,370
378,300	Credit Suisse Group AG	3,960,016
133,100	Dai-ichi Life Holdings Inc	2,448,935
146,700	Danske Bank A/S	2,583,522
121,400	DBS Group Holdings Ltd	2,700,823
134,500	Deutsche Bank AG(b)	1,753,565
42,250	Deutsche Wohnen SE	2,585,191

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
170,600	DNB ASA	$ 3,718,095
34,946	Euronext NV(c)	3,801,710
99,200	Fukuoka Financial Group Inc	1,737,402
580,800	Gunma Bank Ltd	1,835,711
199,200	Hachijuni Bank Ltd	643,923
146,696	Hiscox Ltd(b)	1,689,273
198,500	ING Groep NV	2,634,953
76,919	Julius Baer Group Ltd	5,023,829
25,275	Jyske Bank A/S(b)	1,224,942
638,500	Kerry Properties Ltd	2,105,452
22,821	LEG Immobilien SE	3,285,231
1,003,400	Legal & General Group PLC	3,578,323
3,478,000	Lloyds Banking Group PLC	2,249,521
335,280	Mebuki Financial Group Inc	708,946
210,400	Mediobanca Banca di Credito Finanziario SpA(b)	2,461,706
708,960	Mitsubishi HC Capital Inc	3,801,795
547,200	Mitsubishi UFJ Financial Group Inc	2,947,360
203,073	Mizuho Financial Group Inc	2,910,544
498,200	Natixis SA(a)	2,366,846
473,800	Nomura Holdings Inc	2,411,398
221,800	Nordea Bank Abp	2,469,946
298,300	North Pacific Bank Ltd	635,036
398,200	ORIX Corp	6,730,221
819,600	Resona Holdings Inc	3,160,093
89,600	Shinoken Group Co Ltd	982,039
53,400	Societe Generale SA	1,579,644
46,000	Sompo Holdings Inc	1,703,759
676,600	Stockland REIT(b)	2,356,095
117,900	Sumitomo Mitsui Financial Group Inc	4,064,246
12,500	Swiss Life Holding AG	6,080,669
102,212	Sydbank AS(b)	3,149,665
94,409	TAG Immobilien AG(b)	2,992,429
665,454	UBS Group AG	10,192,909
986,300	UnipolSai Assicurazioni SpA(a)	2,865,305
293,300	United Overseas Bank Ltd	5,648,195
64,424	Vonovia SE	4,163,426
		176,585,041
Industrial — 17.62%
9,970	Agilent Technologies Inc	1,473,666
1,000	AP Moller - Maersk A/S Class B(a)	2,878,910
553,100	Austal Ltd	850,157
976,400	BAE Systems PLC	7,052,774
57,900	Bekaert SA	2,586,795
54,700	Bouygues SA	2,026,077
91,300	bpost SA(b)	1,095,383
115,700	Brother Industries Ltd	2,310,926
2,832,000	China Resources Cement Holdings Ltd	2,690,787
102,300	Cia de Distribucion Integral Logista Holdings SA	2,103,331
69,600	Cie de Saint-Gobain(a)	4,593,300
109,900	Deutsche Post AG	7,484,692
Shares		Fair Value
Industrial — (continued)
25,700	Dfds A/S(b)	$ 1,450,268
6,200	Disco Corp	1,885,105
162,835	Epiroc AB Class A	3,706,720
95,639	GEA Group AG(b)	3,875,298
6,052	Geberit AG	4,546,089
161,804	Halma PLC	6,025,802
49,079	Hirose Electric Co Ltd	7,179,987
105,400	Hitachi Ltd	6,040,177
80,800	Holcim Ltd	4,856,735
320,967	IMI PLC	7,632,240
133,000	Japan Aviation Electronics Industry Ltd	2,348,779
101,400	Kamigumi Co Ltd	2,057,803
100,400	Kinden Corp(b)	1,640,620
269,400	Kitz Corp	1,831,512
23,102	Knorr-Bremse AG	2,658,030
70,900	Kumagai Gumi Co Ltd(b)	1,789,336
1,881,000	Lee & Man Paper Manufacturing Ltd	1,431,692
123,429	Legrand SA	13,081,387
238,900	Leonardo SpA(b)	1,933,025
35,400	Nichiha Corp(b)	901,295
140,700	Nikon Corp	1,500,916
73,400	Nippon Electric Glass Co Ltd(a)	1,723,603
17,118	Nordson Corp	3,757,572
408,000	NWS Holdings Ltd	434,022
197,000	Obayashi Corp	1,570,634
50,600	Omron Corp	4,006,350
266,700	Rengo Co Ltd	2,222,863
30,700	Rheinmetall AG	3,033,558
32,200	Sankyu Inc	1,399,278
21,912	Schindler Holding AG	6,705,854
120,182	Schneider Electric SE	18,945,991
140,200	Seino Holdings Co Ltd	1,798,699
197,500	Shimadzu Corp	7,631,552
92,300	Signify NV(c)	5,858,999
15,491	Sika AG	5,075,439
221,400	SKF AB Class B	5,643,085
10,800	SMC Corp	6,389,223
119,700	Sodick Co Ltd(a)	1,099,345
90,317	Spectris PLC	4,049,643
47,207	Spirax-Sarco Engineering PLC	8,888,013
64,700	Taisei Corp	2,123,480
34,200	Tsubakimoto Chain Co(b)	976,567
57,100	Valmet OYJ	2,493,513
128,200	Venture Corp Ltd	1,834,023
77,361	Wartsila OYJ Abp	1,149,362
94,600	Wienerberger AG	3,646,459
1,024,000	Xinyi Glass Holdings Ltd	4,172,238
117,400	Yokogawa Electric Corp	1,755,770
		223,904,749
Technology — 9.42%
67,010	Analog Devices Inc	11,536,442
37,394	ANSYS Inc(b)	12,977,962
15,250	Atos SE	928,608

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
182,375	Cadence Design Systems Inc(b)	$ 24,952,547
10,900	Capgemini SE(a)	2,096,213
17,500	Check Point Software Technologies Ltd(b)	2,032,275
23,686	Dassault Systemes SE	5,748,489
25,995	Descartes Systems Group Inc(b)	1,797,799
73,000	DTS Corp(b)	1,741,121
24,964	Infineon Technologies AG	1,004,131
136,760	Micro Focus International PLC	1,035,123
141,771	Nomura Research Institute Ltd	4,682,218
26,300	Obic Co Ltd	4,891,252
2,174,000	PAX Global Technology Ltd	2,504,527
150,032	Samsung Electronics Co Ltd	10,740,212
27,598	SAP SE	3,876,400
18,800	Siltronic AG	3,132,033
168,455	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	20,241,553
19,742	Texas Instruments Inc	3,796,387
		119,715,292
Utilities — 0.92%
1,543,900	A2A SpA	3,158,048
203,700	AGL Energy Ltd	1,251,499
441,300	Drax Group PLC	2,588,306
92,467	Enagas SA(a)	2,137,179
276,700	Enel SpA(b)	2,571,333
		11,706,365
TOTAL COMMON STOCK — 93.63% (Cost $997,854,798)		$1,189,664,537
PREFERRED STOCK
Consumer, Cyclical — 0.83%
240,113	Schaeffler AG	2,216,107
33,100	Volkswagen AG	8,299,194
		10,515,301
Consumer, Non-Cyclical — 1.09%
12,800	Draegerwerk AG & Co KGaA	1,211,170
120,275	Henkel AG & Co KGaA	12,702,696
		13,913,866
TOTAL PREFERRED STOCK — 1.92% (Cost $26,274,177)		$ 24,429,167
Shares		Fair Value
WARRANTS
Consumer, Cyclical — 0.01%
86,430	Cie Financiere Richemont SA(b)(d)	$ 57,916
TOTAL WARRANTS — 0.01% (Cost $0)		$ 57,916
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,078,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	5,078,000
4,319,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.01%(f)	4,319,000
4,319,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.02%(f)	4,319,000
5,529,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	5,529,000
5,479,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	5,479,000
4,620,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	4,620,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.31% (Cost $29,344,000)		$ 29,344,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.52%
$2,842,429	Undivided interest of 14.44% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $2,842,429 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(e)	2,842,429

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,560,440	Undivided interest of 17.43% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $14,560,440 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(e)	$ 14,560,440
14,560,440	Undivided interest of 17.81% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $14,560,440 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(e)	14,560,440
TOTAL SHORT TERM INVESTMENTS — 2.52% (Cost $31,963,309)		$ 31,963,309
TOTAL INVESTMENTS — 100.39% (Cost $1,085,436,284)		$1,275,458,929
OTHER ASSETS & LIABILITIES, NET — (0.39)%		$ (4,910,632)
TOTAL NET ASSETS — 100.00%		$1,270,548,297
(a)	All or a portion of the security is on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
At June 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
HSB	USD	23,328,577	JPY	2,465,399,000	August 19, 2021	$1,125,357
Counterparty Abbreviations:
HSB	HSBC Bank USA
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of June 30, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 257,176,670	20.16%
France	155,890,195	12.22
United Kingdom	154,991,051	12.15
Switzerland	137,462,236	10.78
United States	129,682,051	10.17
Germany	114,185,260	8.95
Netherlands	49,741,163	3.90
Australia	41,854,567	3.28
Sweden	28,520,656	2.24
Hong Kong	27,725,916	2.17
Denmark	24,625,827	1.93
Spain	23,152,288	1.82
Canada	20,512,162	1.61
Taiwan	20,241,553	1.59
Italy	14,956,649	1.17
Ireland	10,930,072	0.86
Singapore	10,878,659	0.85
South Korea	10,740,212	0.84
Belgium	9,143,401	0.72
Austria	8,097,715	0.64
Norway	7,886,318	0.62
Finland	7,684,574	0.60
Israel	7,016,873	0.55
Bermuda	1,689,273	0.13
New Zealand	673,588	0.05
Total	$1,275,458,929	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West International Value Fund
ASSETS:
Investments in securities, fair value (including $57,587,655 of securities on loan)(a)	$1,243,495,620
Repurchase agreements, fair value(b)	31,963,309
Cash	85,079,640
Cash denominated in foreign currencies, fair value(c)	2,785,531
Dividends receivable	4,578,591
Subscriptions receivable	842,508
Receivable for investments sold	222,393
Unrealized appreciation on forward foreign currency contracts	1,125,357
Total Assets	1,370,092,949
LIABILITIES:
Payable for director fees	2,943
Payable for distribution fees	200
Payable for investments purchased	36,726,578
Payable for other accrued fees	219,409
Payable for shareholder services fees	75,723
Payable to investment adviser	740,280
Payable upon return of securities loaned	61,307,309
Redemptions payable	472,210
Total Liabilities	99,544,652
NET ASSETS	$1,270,548,297
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,549,779
Paid-in capital in excess of par	1,019,475,740
Undistributed/accumulated earnings	238,522,778
NET ASSETS	$1,270,548,297
NET ASSETS BY CLASS
Investor Class	$242,848,931
Class L	$869,211
Institutional Class	$1,026,830,155
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Class L	15,000,000
Institutional Class	360,000,000
Issued and Outstanding
Investor Class	18,541,375
Class L	67,780
Institutional Class	106,888,632
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.10
Class L	$12.82
Institutional Class	$9.61
(a) Cost of investments	$1,053,472,975
(b) Cost of repurchase agreements	$31,963,309
(c) Cost of cash denominated in foreign currencies	$2,797,837
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West International Value Fund
INVESTMENT INCOME:
Interest	$487
Income from securities lending	137,440
Dividends	22,592,119
Foreign withholding tax	(2,759,992)
Total Income	19,970,054
EXPENSES:
Management fees	3,903,120
Shareholder services fees – Investor Class	396,169
Shareholder services fees – Class L	1,669
Audit and tax fees	34,219
Custodian fees	99,877
Director's fees	7,112
Distribution fees – Class L	1,185
Legal fees	8,020
Pricing fees	5,322
Registration fees	37,548
Shareholder report fees	9,240
Transfer agent fees	7,343
Other fees	2,791
Total Expenses	4,513,615
Less amount waived by investment adviser	12,726
Net Expenses	4,500,889
NET INVESTMENT INCOME	15,469,165
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	22,337,917
Net realized gain on forward foreign currency contracts	50,934
Net Realized Gain	22,388,851
Net change in unrealized appreciation on investments and foreign currency translations	60,735,153
Net change in unrealized appreciation on forward foreign currency contracts	1,679,995
Net Change in Unrealized Appreciation	62,415,148
Net Realized and Unrealized Gain	84,803,999
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,273,164
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West International Value Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$15,469,165	$16,264,891
Net realized gain	22,388,851	23,402,964
Net change in unrealized appreciation	62,415,148	63,246,922
Net Increase in Net Assets Resulting from Operations	100,273,164	102,914,777
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(4,290,605)
Class L	-	(79,624)
Institutional Class	-	(30,058,142)
From Net Investment Income and Net Realized Gains	0	(34,428,371)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	37,009,408	63,196,477
Class L	37,939	1,622,227
Institutional Class	128,928,489	155,337,012
Shares issued in reinvestment of distributions
Investor Class	-	4,290,605
Class L	-	79,624
Institutional Class	-	30,058,142
Shares redeemed
Investor Class	(33,865,088)	(76,764,668)
Class L	(210,057)	(11,683,327)
Institutional Class	(89,355,386)	(220,429,665)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	42,545,305	(54,293,573)
Total Increase in Net Assets	142,818,469	14,192,833
NET ASSETS:
Beginning of Period	1,127,729,828	1,113,536,995
End of Period	$1,270,548,297	$1,127,729,828
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,900,811	6,029,716
Class L	3,055	162,177
Institutional Class	13,645,221	20,615,298
Shares issued in reinvestment of distributions
Investor Class	-	367,376
Class L	-	7,499
Institutional Class	-	3,491,947
Shares redeemed
Investor Class	(2,689,880)	(7,395,073)
Class L	(16,784)	(1,131,676)
Institutional Class	(9,595,423)	(28,324,461)
Net Increase (Decrease)	4,247,000	(6,177,197)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$12.03	0.15	0.92	1.07	-	-	-	$13.10	8.89% (d)
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
12/31/2019	$ 9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
12/31/2017	$11.71	0.13	2.95	3.08	(0.14)	(0.41)	(0.55)	$14.24	26.47%
12/31/2016	$11.56	0.12	0.34	0.46	(0.08)	(0.23)	(0.31)	$11.71	3.88%
Class L
06/30/2021(Unaudited)	$11.80	0.13	0.89	1.02	-	-	-	$12.82	8.64% (d)
12/31/2020	$10.90	0.14	0.89	1.03	-	(0.13)	(0.13)	$11.80	9.66%
12/31/2019	$ 9.16	0.17	1.84	2.01	(0.14)	(0.13)	(0.27)	$10.90	21.80%
12/31/2018	$13.82	0.18	(2.40)	(2.22)	(0.00) (e)	(2.44)	(2.44)	$ 9.16	(15.91%)
12/31/2017	$11.38	0.09	2.87	2.96	(0.11)	(0.41)	(0.52)	$13.82	26.14%
12/31/2016	$11.21	0.15	0.25	0.40	-	(0.23)	(0.23)	$11.38	3.50%
Institutional Class
06/30/2021(Unaudited)	$ 8.81	0.13	0.67	0.80	-	-	-	$ 9.61	9.08% (d)
12/31/2020	$ 8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$ 8.81	10.21%
12/31/2019	$ 7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$ 8.27	22.43%
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
12/31/2017	$ 9.57	0.14	2.42	2.56	(0.21)	(0.41)	(0.62)	$11.51	26.93%
12/31/2016	$ 9.53	0.13	0.28	0.41	(0.14)	(0.23)	(0.37)	$ 9.57	4.26%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 242,849	1.07% (g)	1.07% (g)	2.35% (g)	9% (d)
12/31/2020	$ 220,602	1.07%	1.07%	1.27%	20%
12/31/2019	$ 216,315	1.06%	1.06%	2.02%	24%
12/31/2018	$ 228,890	1.07%	1.06%	1.53%	76%
12/31/2017	$ 307,599	1.06%	1.04%	1.00%	14%
12/31/2016	$ 296,643	1.08%	1.08%	0.98%	22%
Class L
06/30/2021 (Unaudited)	$ 869	2.84% (g)	1.32% (g)	2.05% (g)	9% (d)
12/31/2020	$ 962	1.53%	1.32%	1.41%	20%
12/31/2019	$ 11,370	1.48%	1.32%	1.69%	24%
12/31/2018	$ 10,315	1.40%	1.32%	1.36%	76%
12/31/2017	$ 65,907	1.38%	1.34%	0.64%	14%
12/31/2016	$ 5,603	1.41%	1.41%	1.31%	22%
Institutional Class
06/30/2021 (Unaudited)	$1,026,830	0.70% (g)	0.70% (g)	2.72% (g)	9% (d)
12/31/2020	$ 906,166	0.70%	0.70%	1.66%	20%
12/31/2019	$ 885,852	0.69%	0.69%	2.32%	24%
12/31/2018	$ 717,513	0.71%	0.71%	1.86%	76%
12/31/2017	$ 918,739	0.71%	0.71%	1.30%	14%
12/31/2016	$ 673,654	0.72%	0.72%	1.32%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2021

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 143,951,530	$ 1,045,713,007	$ —	$ 1,189,664,537
Preferred Stock	1,211,170	23,217,997	—	24,429,167
Warrants	—	—	57,916	57,916
Government Money Market Mutual Funds	29,344,000	—	—	29,344,000
Short Term Investments	—	31,963,309	—	31,963,309
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,125,357	—	1,125,357
Total Assets	$ 174,506,700	$ 1,102,019,670	$ 57,916	$ 1,276,584,286
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - June 30, 2021

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$1,088,176,534
Gross unrealized appreciation on investments	267,718,341
Gross unrealized depreciation on investments	(79,310,589)
Net unrealized appreciation on investments	$188,407,752
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Semi-Annual Report - June 30, 2021

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $23,330,634 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,125,357
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$50,934	Net change in unrealized appreciation on forward foreign currency contracts	$1,679,995
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 30, 2021

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2021.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$1,125,357	$—	$—	$—	$1,125,357
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$47,294	$16,725	$16,460	$12,726	$0
The Adviser and Great-West Funds entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.

Semi-Annual Report - June 30, 2021

5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $130,972,338 and $97,857,536, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $57,587,655 and received collateral as reported on the Statement of Assets and Liabilities of $61,307,309 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Value Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “LSV Sub-Advisory Agreement”) by and among the Company, GWCM and LSV Asset Management (“LSV”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “MFS Sub-Advisory Agreement”) by and among the Company, GWCM and Massachusetts

Financial Services Company (“MFS” and together with LSV, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The LSV Sub-Advisory Agreement and the MFS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.” The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of LSV and MFS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund, noting that LSV commenced management of its allocated portion of the Fund’s portfolio as of April 27, 2018. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class exceeded the performance universe median for each period reviewed, ranking in the second quintile of its performance universe for the one- and five-year periods ended December 31, 2020, in the third quintile of its performance universe for the three-year period ended December 31, 2020 and in the first quintile of its performance universe for the ten-year period ended December 31, 2020 (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the second quintile of its performance universe for the one- and three-year periods ended December 31, 2020 and in the first quintile of its performance universe for the five-year period ended December 31, 2020. The Board also observed that the Fund outperformed its benchmark index for each period reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board took into account each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class was in the third and first quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was below the peer group median.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. From each of the Sub-Advisers, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as the Fund, and noted fee schedule differences and where the fee charged to GWCM was higher than that charged to certain other comparable clients or engagements. In this connection, the Board considered the explanation from MFS that lower fees are charged in certain instances due to various factors, including: the scope of the contract; inception date; account size; type of investor; risk tolerance; individual client objectives; entirety of the client’s relationship with MFS or its affiliates; applicable legal, governance and capital structures; and historical pricing reasons. As to LSV, the Board considered the firm’s explanation that differences in fee schedules were attributable to historical pricing arrangements, among other things, and that the fee charged to GWCM represents a discount from the Sub-Adviser’s standard fee schedule. Based on all of the foregoing, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and each Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by LSV. The Board reviewed the financial statements from GWCM and the Sub-Advisers and the profitability information from GWCM and LSV.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Although MFS did not provide an estimate of its profits related to the Fund, the Board noted that the agreement with MFS is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and LSV were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the sub-advisory fee schedule for the LSV Sub-Advisory Agreement contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under the LSV Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM which indicated that such percentage was below the median of the Fund’s Lipper investment classification. The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was below its respective peer group median contractual management fee.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by MFS that it could potentially realize a “fall-out” benefit from its relationship with the Fund through an increase in the likelihood of future mandates being awarded to MFS or through shareholders or contract owners increasing investments in the Fund or investing in other MFS products. The Board further noted that since the amount or value that MFS may realize from any of these indirect benefits is difficult to predict, the firm does not assign a dollar value to them. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021